RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
31.	RELATED PARTY TRANSACTIONS AND BALANCES

(a)	Related party balances

Outstanding amounts due from/to related parties as of December 31, 2017 and 2018 were as follows:

	2017	2018
	December 31	December 31
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from Jiangsu Jinko-Tiansheng Co., Ltd. (“Jinko-Tiansheng”, in which JinkoSolar owns 30% equity interests)	-	25,368,631
Accounts receivable from Jinko Power Group for sales of solar modules and others	1,049,200,951	522,619,737
Accounts receivable from Sweihan PV Power Company P.S.J.C ("Sweihan PV", which develops and operates solar power projects in Dubai)	1,063,841,109	127,779,355

Other receivables from related parties:
Advances of travel and other business expenses to executive directors who are also shareholders	8,000	-
Other receivables from Jinko Power Group for receivable related to disposal of subsidiaries	28,634	-
Other receivables due from Sweihan Solar Holding Company	653,420	-
Other receivables from Jinko Power Group for miscellaneous transactions	6,712,861	8,296,133
Prepayments to Jinko Power Group for outsourcing services	10,333,131	55,514,313
Other receivables from Jinko Power Group for provision of guarantee	28,856,153	3,919,423

Other assets from related parties:
Other assets from Jinko Power Group for provision of guarantee	146,025,979	144,983,745

Accounts payable due to a related party:
Accounts payable due to subsidiaries of Renesola Zhejiang Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	800,027	698,043
Accounts payable due to Jiangsu Jinko-Tiansheng Co., Ltd.	4,528,869	-

Advances from related parties:
Advances from Jinko Power Group for sales of solar modules	37,344,500	910,087
Advances from subsidiaries of ReneSola	55,444	-

Notes payables due to related parties:
Notes payables due to Jinko Power Group	-	35,000,000

Other payables due to a related party:
Other payables to Jiangxi Desun Energy Co., Ltd.(“Jiangxi Desun”, an entity in which our founders and substantial shareholders, Xiande Li, Kangping Chen and Xianhua Li, each holds more than 10%, and collectively hold 73%, of the equity interest) for leasing of land and buildings	8,628,855	9,704,152
Other payables due to Jinko Power Group for payments on behalf of the Company	3,704,629	11,058,987
Other payables of travel and other business expense reimbursement to executive directors who are also shareholders	-	55,457

(1)	Mr Xianshou Li, chairman and chief executive officer of Renesola is the brother of Mr Xiande Li, chairman of the board of directors of the Company.

(2)	Advances of travel and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.

(3)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

(b)	Related party transactions

Transactions related parties for the year ended December 31, 2016, 2017 and 2018 were as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Revenue from sales of products and providing services to related parties
Revenue from sales of products to Sweihan PV Power Company P.S.J.C (“Sweihan PV”, which develops and operates solar power projects in Dubai)	-	1,219,803,260	1,416,020,214
Revenue from sales of products to Jinko Power Group	35,181,217	453,251,266	38,895,833
Income of guarantee fee from Jinko Power Group	9,641,685	64,225,858	26,229,524
Rental services provided to Jinko Power Group	345,600	2,142,018	2,177,280
Revenue from sales of products to a subsidiary of ReneSola	-	6,474,041	47,388

Purchase of raw materials from related partie
Raw materials purchased from a subsidiary of ReneSola	-	2,866,904	-

Service expenses provided by related parties
Processing fee of OEM service charged by Jiangsu Jinko-Tiansheng	-	8,375,075	19,741,927
Solar project management service provided by Jinko Power Group	-	2,735,269	20,842,153
Construction service of solar project provided by Jinko Power Group	-	-	25,769,137
Rental services provided by Jiangxi Desun	1,100,304	1,100,304	1,100,304

In connection with the Company’s disposal of JinkoSolar Power downstream business in 2016, the Group entered into a master service agreement with Jinko Power Group under which the Group agreed to provide a guarantee for Jinko Power Group’s financing obligations under its separate loan agreements. In the event that Jinko Power Group fails to perform its obligations under the loan agreements or otherwise defaults thereunder, the Company will become liable for Jinko Power Group’s obligations under the loan agreements, which amounted to
RMB4.07 billion (US$592.5 million)
as of December 31, 2018. The Company will charge Jinko Power Group service fees for the debt payment guarantee service according the master service agreement.

In addition, according to the side agreement signed among the Company, Jiangxi Jinko Engineering and investors of Jiangxi Jinko Engineering (the original redeemable preferred shareholders of JinkoSolar Power), the investors of Jiangxi Jinko Engineering will have the right to require Jiangxi Jinko Engineering to redeem the common shares of Jiangxi Jinko Engineering held by them, and, as a result of a guarantee issued by the Company, in the event that Jiangxi Jinko Engineering fails to perform its redemption obligations, the Company will become liable for Jiangxi Jinko Engineering’s obligations under the redemption, which amounted to
US$297.3
million as of December 31, 2016. The Company will also charge Jiangxi Jinko Engineering service fees for the redemption guarantee service according to the master service agreement. On June 22, 2017, Jiangxi Jinko Engineering and all its investors amended its Articles of Association in which terms and clauses related to the Common Share Redemption Guarantee were removed. Hence, management reversed unamortized redemption guarantee liabilities amounted to RMB22,119,127 as well as the corresponding receivables amounted to RMB 20,409,535. Difference between the guarantee liabilities and the corresponding assets amounted to RMB1,709,592 was recognized as other income in the year ended December 31,2017. During the year ended December 31, 2017, Jinko Power Group repaid certain of its borrowings guaranteed by the Group in advance. The Group thereby reversed unamortized redemption guarantee liabilities amounted to RMB13,609,729 as well as the corresponding receivables amounted to RMB12,258,412. Difference between the guarantee liabilities and the corresponding assets amounted to RMB1,351,317 was recognized as other income in the year ended December 31,2017.

During the year ended December 31, 2018, Jinko Power Group changed the guarantee of certain of its borrowings from the Group to other parties. The Group thereby reversed unamortized redemption guarantee liabilities amounted to RMB28,965,510 as well as the corresponding receivables amounted to RMB34,283,915. Difference between the guarantee liabilities and the corresponding assets amounted to RMB5,318,405 was deducted in other income in the year ended December 31,2018.

Pursuant to the master service agreement, guarantee service fee is to be settled semi-annually, and the management of the Company believes the guarantee fee charges are at market rates. The guarantee receivables is settled upon the receipt of guarantee fees from Jiangxi Jinko Engineering. The Company has received RMB52,586,819 and RMB29,460,673 guarantee fees from Jiangxi Jinko Engineering in 2017 and 2018, respectively.

As of December 31, 2017 and December 31, 2018, the Company recorded the guarantee fee income receivable amounted to RMB227,468,951 and RMB148,903,168 and a guarantee liability amounted to RMB148,187,615 and RMB92,404,069. T he guarantee liability will be amortized over the expected guarantee period from 1 to 16 years which relates to the life of the outstanding guaranteed bank loans in the subsequent reporting periods. Other income from Jinko Power Group for the guarantee fee amortized for the period from November to December,
2016 and during the year ended December 31, 2017 and 2018 amounted to RMB9,641,685 and RMB64,225,858 and RMB26,229,524, respectively.

After the disposition date of downstream solar project business through December 31, 2016 and for the year ended December 31, 2017 and 2018, sales of solar module products to subsidiaries of Jinko Power Group amounted to
RMB35,181,217 and RMB453,251,266 and RMB38,895,833, respectively.

After the establishment of SSHC through December 31, 2017 and for the year ended December 31,2018, sales of solar module products to Sweihan PV amounted to RMB1,219,803,260 and RMB1,416,020,214.

For the year ended December 31, 2016 and 2017 and 2018, revenues from sales of products to subsidiaries of Gansu Heihe amounted to RMB102,998,133 and nil and nil.

After the disposition date of downstream solar project business through December 31, 2016 and for the year ended December 31, 2017 and 2018, rental services provided to subsidiaries of Jinko Power Group amounted to RMB345,600 and RMB2,142,018 and RMB2,177,280, respectively.

Jinko-Tiansheng is an OEM service provider who provided PV module processing and assembling services to the Group. Since the establishment date of the Jinko-Tiansheng through December 31, 2017 and for the year ended December 31, 2018, Jinko-Tiansheng charged the Group processing fee amounted to RMB8,375,075 and RMB19,741,927.

For the years ended December 31, 2016, 2017 and 2018, revenues from sales of products to subsidiaries of ReneSola amounted to nil, RMB6,474,041, and RMB47,388, respectively.

For the years ended December 31, 2016, 2017 and 2018, raw materials purchased from subsidiaries of ReneSola amounted to nil, RMB2,866,904 and nil, respectively.

In the fourth quarter of 2017, JinkoSolar International Development Limited disposed Lotapera and four Mexico power plants (note 1) with the consideration of RMB28,634 (USD4,383).
Consideration with the amount of RMB28,634 was collected as of December 31, 2018.

In November 2017, the Company entered into an agreement with Jinko Power Group, which entrusted Jinko Power Group to exercise certain shareholders’ rights (other than right of profit distribution, right of residual property distribution and right of disposition) in five operating entities of overseas power stations wholly-owned by the Company, enabling JinkoPower to monitor the construction and daily operations of these power stations. The Company retains ownership of these power stations and there exists no call or other rights of JinkoPower. The Company agrees to pay service fees calculated based on the actual costs incurred by JinkoPower during the power stations’ construction period and a fixed amount fee during the operation period. The Company paid RMB76,356,466 (USD$11.2 million) in advance and recorded service expenses incurred in the year of 2017 and 2018 amounted to RMB2,735,269 and RMB20,842,153 as cost of project assets.

In the third quarter of 2018, the Group and Jinko Power Group jointly invested in and established an entity named Poyang Luohong Power Co., Ltd. (“Poyang Luohong”), which develops and operates solar power project in Shangrao, Jiangxi Province. The Group held 51% equity interests of Poyang Luohong and consolidated such entity. Poyang Luohong involved Jinko Power Group for the construction of its solar project and recorded construction expenditure with the amount of RMB25,769,137 as cost of construction in progress during the year of 2018.

On January 1, 2008, Jiangxi Desun and the Group entered into an operating lease agreement pursuant to which Jiangxi Desun leased its buildings and land use rights to the Group for a ten-year period from January 1, 2008 to December 31, 2017. In 2018, the agreement was extended for another 10 years from January 1, 2018 to December 31, 2027. Jiangxi Desun charged the Group
RMB1,100,304
in rent for the years ended December 31, 2016, 2017 and 2018, respectively.